Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 18,153	$ 5,064	$ 24,539	$ 9,775
Operating expenses:
Research and development	19,079	11,129	34,079	21,951	$ 49,991	$ 32,274
General and administrative	3,630	2,378	7,097	4,331	9,865	7,537
Total operating expenses	22,709	13,507	41,176	26,282	59,856	39,811
Loss from operations	(4,556)	(8,443)	(16,637)	(16,507)	(52,200)	(15,162)
Other income:
Interest income	104	27	208	87	108	684
Other (expense) income, net	(62)	24	(117)	114	120	383
Total other income, net	42	51	91	201	228	1,067
Net loss before income taxes	(4,514)	(8,392)	(16,546)	(16,306)
Benefit from (provision for) income taxes	21	0	(53)	0	0	0
Net loss	$ (4,493)	$ (8,392)	$ (16,599)	$ (16,306)	$ (51,972)	$ (14,095)
Net loss per common share – basic and diluted	$ (0.31)	$ (0.75)	$ (1.17)	$ (1.49)	$ (4.53)	$ (1.57)
Weighted average number of common shares outstanding – basic and diluted	14,485,746	11,193,065	14,214,543	10,913,053	11,461,011	8,985,710
Net loss	$ (4,493)	$ (8,392)	$ (16,599)	$ (16,306)	$ (51,972)	$ (14,095)
Other comprehensive (loss) income:
Unrealized (loss) gain on marketable securities	(30)	(14)	(15)	1	7	17
Comprehensive loss	(4,523)	(8,406)	(16,614)	(16,305)	(51,965)	(14,078)
Collaboration Revenue [Member]
Total revenue	7,153	4,720	13,539	9,106	$ 7,656	$ 24,649
License Revenue [Member]
Total revenue	$ 11,000	$ 344	$ 11,000	$ 669